Concentrations and Risks	12 Months Ended
Dec. 31, 2016
Concentrations and Risks
Concentrations and Risks

3.Concentrations and Risks

(a)Bandwidth and server custody service provider

The Group relied on telecommunications service providers and their affiliates for bandwidth and server custody service to support its operations during fiscal years 2014, 2015 and 2016 as follows:

	For the year ended December 31,
	2014	2015	2016
Total number of telecommunications service providers	13	14	14
Number of service providers provided by 10% or more of the Group’s bandwidth and server custody expenditure	3	3	3
Total % of the Group’s bandwidth and server custody expenditure provided by 10% or greater service providers	90.2%	83.0%	79.5%

(b)Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and short-term investments. As of December 31, 2015 and 2016, substantially all of the Group’s cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC or Hong Kong, which management consider being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from mobile games services (mainly related to remittances from distribution channels) and advertising services. One distribution channel had a receivable balance exceeding 10% of the total accounts receivable balance for the year ended December 31, 2015 and 2016, as follows:

	December 31, 2015	December 31, 2016
Distribution channel A	35.9%	55.6%
Allowance for doubtful accounts	Not applicable	Not applicable

Short-term investments consist of the held-to-maturity investment of fixed-rate corporate bonds of well-known Chinese companies and other short-term investments of financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets, both have a maturity date within one year as of the purchase date. The held-to-maturity investments have a credit rating of Aa or Aaa by Moody’s Investors Service, or AA or AAA by Standard & Poor’s Corp., or an equivalent rating by another reputable PRC licensed rating service agency. The effective yields of the held-to-maturity investments and other short-term investments range from 1.90% to 5.30% per annum. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

(c)Major Customers

No single customer represented 10% or more of the Group’s total net revenues for the years ended December 31, 2014, 2015 and 2016.

(d)Online Games

The Group derived a combined total of 31.4%, 42.2% and 46.3% of its total net revenues for the years ended December 31, 2014, 2015 and 2016, respectively, from several of the Group’s self-developed massively multi-player online role-playing games, including Fantasy Westward Journey Online (previously known as Fantasy Westward Journey II) and mobile games including the Fantasy Westward Journey mobile game, the Westward Journey Online mobile game and Onmyoji, as well as Blizzard’s Hearthstone®.

Additionally, 8.0%, 45.7% and 61.9% of the Group’s total net game revenues were generated from mobile games for the years ended December 31, 2014, 2015 and 2016, respectively.

(e)Chinese Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide Internet services through contractual arrangements in China as this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry.  In January 2015, the Ministry of Commerce published a discussion draft of the proposed Foreign Investment Law. Among other things, the draft Foreign Investment Law expands the definition of foreign investment and introduces the principle of ‘‘actual control’’ in determining whether a company is considered a foreign-invested enterprise. If the actual controlling person(s) is/are of foreign nationalities, then the variable interest entities will be treated as foreign-invested enterprises and any operation in the industry category on the ‘‘negative list’’ without market entry clearance may be considered as illegal. It is uncertain whether the Company would be considered as ultimately controlled by Chinese parties under the draft Foreign Investment Law. Moreover, the draft Foreign Investment Law has not taken a position on what actions will be taken with respect to the existing companies with a VIE structure. Further, it is uncertain when or if the draft Foreign Investment Law will be passed and if it is, when it will become effective. In addition, it is uncertain whether the industries of online games, portal and other virtual products, in which the Company’s VIEs operate, will be subject to the foreign investment restrictions or prohibitions set forth in the ‘‘negative list’’ that is to be issued. If the enacted version of the Foreign Investment Law and the final ‘‘negative list’’ mandate further actions, such as market entry clearance or certain restructuring of the Group’s corporate structure and operations, to be completed by companies with existing VIE structures, there may be substantial uncertainties as to whether the Group can complete these actions in a timely manner, or at all, and the Group’s business and financial condition may be materially and adversely affected.

Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations, its legal structure and scope of operations in China, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in China.